Post-Employment and Other Non-current Employee Benefits - Summary of Long-Term Assumptions (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial:
Discount rate used to calculate the defined benefit obligation and the net interest on the net defined benefit liability (asset)	10.50%	10.20%	9.90%
Salary increase	4.80%	4.80%	4.80%
Future pension increase	3.80%	3.80%	3.80%
Biometric:
Normal retirement age	60 years	60 years	60 years